Profit Before Income Tax - Summary of Depreciation and Amortization (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Analysis of income and expense [Line Items]
Property, plant and equipment depreciation	$ 28,747,518	$ 969,890	$ 28,961,614	$ 28,938,770
Investment properties	122,231	4,124
Intangible assets amortization	457,666	15,441	508,823	579,894
Depreciation and amortization	29,205,184	985,331	29,470,437	29,518,664
Operating costs [member]
Analysis of income and expense [Line Items]
Property, plant and equipment depreciation	26,731,714	901,880	26,948,106	27,023,957
Intangible assets amortization	140,175	4,729	152,987	124,235
Operating expenses [member]
Analysis of income and expense [Line Items]
Property, plant and equipment depreciation	2,015,804	68,010	2,013,508	1,914,813
Intangible assets amortization	$ 317,491	$ 10,712	$ 355,836	$ 455,659